Subsequent Events (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 16, 2023	Nov. 16, 2022	Aug. 16, 2022	May 16, 2022
Subsequent Event [Line Items]
Capital contribution		$ 100	$ 0	$ 0
Subsequent Event
Subsequent Event [Line Items]
Capital contribution	$ 100
Intercompany Liquidity Facilities
Subsequent Event [Line Items]
Debt instrument, stated interest rate						5.4504%	4.0466%	2.5363%
Debt instrument, face value						$ 125	$ 125	$ 125
Intercompany Liquidity Facilities | BH Holdings as Lender | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, stated interest rate					5.9937%
Debt instrument, face value					$ 125